OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Accounts Receivable Abstract
Interest receivable	$ 64	$ 53
Government authorities	173	298
Advances to supplies	584	328
Prepaid expenses	606	552
Others	43	561
Other accounts receivable	$ 1,470	$ 1,792